LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Operating Leased Assets [Line Items]
Rent expense	$ 987,250	$ 987,250	$ 836,813
Minimum sublease rentals	$ 31,436,747
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	3 years
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	25 years